JPMorgan Hedged Equity 3 Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 93.3%
Aerospace & Defense — 2.3%
Howmet Aerospace, Inc.	94	21,581
RTX Corp.	132	25,530
Textron, Inc.	52	4,512
TransDigm Group, Inc.	8	9,183
		60,806
Air Freight & Logistics — 0.4%
FedEx Corp.	26	9,412
Automobile Components — 0.1%
Aptiv plc *	23	1,567
Automobiles — 1.7%
Tesla, Inc. * (a)	121	45,107
Banks — 3.1%
Bank of America Corp.	492	23,991
Citigroup, Inc.	102	11,518
Fifth Third Bancorp	212	9,830
US Bancorp	249	12,969
Wells Fargo & Co.	318	25,350
		83,658
Beverages — 1.3%
Keurig Dr Pepper, Inc.	265	6,985
PepsiCo, Inc.	175	27,106
		34,091
Biotechnology — 2.0%
AbbVie, Inc. (a)	134	29,059
Neurocrine Biosciences, Inc. *	14	1,853
Regeneron Pharmaceuticals, Inc.	16	12,654
Vertex Pharmaceuticals, Inc. *	20	8,968
		52,534
Broadline Retail — 3.9%
Amazon.com, Inc. * (a)	501	104,366
Building Products — 1.2%
Carrier Global Corp.	67	3,783
Masco Corp.	91	5,514
Trane Technologies plc	58	24,126
		33,423
Capital Markets — 1.9%
Ameriprise Financial, Inc.	5	2,405
Blackstone, Inc.	44	5,110
Charles Schwab Corp. (The)	213	19,969
CME Group, Inc.	28	8,208
Morgan Stanley	64	10,597
State Street Corp.	30	3,733
		50,022

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chemicals — 1.4%
Ecolab, Inc.	71	18,998
Linde plc	25	12,379
PPG Industries, Inc.	68	7,211
		38,588
Communications Equipment — 0.5%
Arista Networks, Inc. *	77	9,436
Motorola Solutions, Inc.	7	3,256
		12,692
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	8	4,671
Vulcan Materials Co.	19	5,168
		9,839
Consumer Finance — 0.8%
American Express Co.	32	9,581
Capital One Financial Corp.	61	11,100
		20,681
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	163	20,307
Containers & Packaging — 0.0% ^
Ball Corp.	17	996
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	785	22,748
Comcast Corp., Class A	166	4,770
		27,518
Electric Utilities — 1.9%
Entergy Corp.	112	12,597
NextEra Energy, Inc.	277	25,728
NRG Energy, Inc.	9	1,323
Southern Co. (The)	121	11,697
		51,345
Electrical Equipment — 1.1%
Eaton Corp. plc	32	11,403
Emerson Electric Co.	49	6,370
GE Vernova, Inc.	12	10,414
Vertiv Holdings Co., Class A	8	2,117
		30,304
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	137	17,275
Corning, Inc.	19	2,637
		19,912
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	198	12,087

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — 1.3%
Netflix, Inc. *	171	16,481
Walt Disney Co. (The)	169	16,288
Warner Music Group Corp., Class A	71	1,805
		34,574
Financial Services — 4.6%
Affirm Holdings, Inc., Class A *	30	1,362
Apollo Global Management, Inc.	50	5,598
Berkshire Hathaway, Inc., Class B * (a)	74	35,318
Corpay, Inc. *	32	9,390
Fidelity National Information Services, Inc.	142	6,691
Mastercard, Inc., Class A (a)	69	34,356
Toast, Inc., Class A *	94	2,488
Visa, Inc., Class A	87	26,213
WEX, Inc. *	6	958
		122,374
Food Products — 0.6%
Mondelez International, Inc., Class A	272	15,670
Ground Transportation — 0.3%
Union Pacific Corp.	36	8,744
Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp. *	168	10,562
Edwards Lifesciences Corp. *	130	10,403
Medline, Inc., Class A *	42	1,844
Medtronic plc	148	12,847
Stryker Corp.	55	17,973
		53,629
Health Care Providers & Services — 1.4%
Cigna Group (The)	34	8,937
HCA Healthcare, Inc.	7	3,509
Humana, Inc.	28	4,896
McKesson Corp.	6	5,220
UnitedHealth Group, Inc.	51	13,864
		36,426
Health Care REITs — 0.9%
Ventas, Inc.	166	13,592
Welltower, Inc.	47	9,312
		22,904
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc.	1	4,838
Carnival Corp.	275	7,120
Chipotle Mexican Grill, Inc., Class A *	300	9,590
DoorDash, Inc., Class A *	16	2,342
Expedia Group, Inc.	26	6,057
Hilton Worldwide Holdings, Inc.	55	16,659

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
McDonald's Corp.	62	19,377
Yum! Brands, Inc.	82	12,703
		78,686
Household Durables — 0.1%
Lennar Corp., Class A	23	1,965
Household Products — 0.2%
Church & Dwight Co., Inc.	54	4,994
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp.	9	1,364
Industrial Conglomerates — 0.8%
3M Co.	139	20,228
Insurance — 1.5%
Aon plc, Class A	41	13,284
Arch Capital Group Ltd. *	37	3,594
Arthur J Gallagher & Co.	64	13,866
Chubb Ltd.	14	4,474
Progressive Corp. (The)	27	5,357
		40,575
Interactive Media & Services — 7.0%
Alphabet, Inc., Class A (a)	268	77,089
Alphabet, Inc., Class C (b)	176	50,499
Meta Platforms, Inc., Class A (b)	107	61,271
		188,859
IT Services — 0.6%
Accenture plc, Class A	28	5,558
Cognizant Technology Solutions Corp., Class A	179	10,972
		16,530
Life Sciences Tools & Services — 0.5%
Danaher Corp.	46	8,726
Waters Corp. *	16	4,874
		13,600
Machinery — 1.2%
Deere & Co.	28	15,787
Dover Corp.	41	8,445
Ingersoll Rand, Inc.	50	4,037
Otis Worldwide Corp.	53	4,117
		32,386
Media — 0.2%
Charter Communications, Inc., Class A *	6	1,251
EchoStar Corp., Class A *	7	813
Omnicom Group, Inc.	38	2,894
		4,958

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 0.5%
Sempra	137	13,276
Oil, Gas & Consumable Fuels — 3.3%
Diamondback Energy, Inc.	38	7,437
EOG Resources, Inc.	148	21,443
EQT Corp.	80	5,054
Exxon Mobil Corp. (a)	324	54,995
		88,929
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	56	3,734
United Airlines Holdings, Inc. *	21	1,931
		5,665
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	255	15,454
Eli Lilly & Co. (a)	30	27,440
Johnson & Johnson (a)	143	34,965
Merck & Co., Inc.	18	2,181
		80,040
Professional Services — 0.3%
Leidos Holdings, Inc.	58	9,030
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	80	4,991
Semiconductors & Semiconductor Equipment — 14.0%
Advanced Micro Devices, Inc. *	68	13,971
Analog Devices, Inc.	56	17,874
Broadcom, Inc. (a)	229	70,819
Lam Research Corp.	101	21,565
Micron Technology, Inc.	58	19,576
NVIDIA Corp. (a)	1,173	204,576
NXP Semiconductors NV (Netherlands)	65	12,789
Texas Instruments, Inc.	79	15,289
		376,459
Software — 8.0%
AppLovin Corp., Class A *	6	2,430
Autodesk, Inc. *	27	6,466
Cadence Design Systems, Inc. *	22	6,188
Fortinet, Inc. *	29	2,389
Intuit, Inc.	24	10,472
Microsoft Corp. (a) (b)	369	136,410
Oracle Corp.	127	18,713
Palantir Technologies, Inc., Class A *	77	11,224
Roper Technologies, Inc.	6	2,076
Salesforce, Inc.	8	1,540
ServiceNow, Inc. *	157	16,354
		214,262

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — 0.7%
American Tower Corp.	15	2,607
Equinix, Inc.	12	12,010
SBA Communications Corp.	25	4,215
		18,832
Specialty Retail — 2.0%
AutoZone, Inc. *	3	8,863
Burlington Stores, Inc. *	29	9,291
Lowe's Cos., Inc.	95	22,576
Ross Stores, Inc.	61	13,182
		53,912
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc. (a)	647	164,321
Seagate Technology Holdings plc	34	13,178
Western Digital Corp.	28	7,512
		185,011
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	116	6,124
Tobacco — 0.9%
Altria Group, Inc.	77	5,084
Philip Morris International, Inc.	112	18,423
		23,507
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	5	3,704
Total Common Stocks (Cost $1,585,038)		2,501,463
	NO. OF CONTRACTS
Options Purchased — 2.9%
Put Options Purchased — 2.9%
S&P 500 Index
5/29/2026 at USD 6,510.00, American Style
Notional Amount: USD 2,551,998
Counterparty: Exchange-Traded * (Cost $45,258)	3,909	77,691
	SHARES (000)
Short-Term Investments — 3.2%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (c) (d) (Cost $45,625)	45,624	45,629
Investment of Cash Collateral from Securities Loaned — 1.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d)	413	413

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (c) (d)	38,573	38,573
Total Investment of Cash Collateral from Securities Loaned (Cost $38,986)		38,986
Total Short-Term Investments (Cost $84,611)		84,615
Total Investments — 99.4% (Cost $1,714,907)		2,663,769
Other Assets in Excess of Liabilities — 0.6%		16,618
NET ASSETS — 100.0%		2,680,387

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $371,873.
(b)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $40,131.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	147	06/18/2026	USD	48,282	(435)

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	3,909	USD 2,551,998	USD 7,200.00	5/29/2026	(2,854)
Written Put Options Contracts as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	3,909	USD 2,551,998	USD 5,490.00	5/29/2026	(12,411)
Total Written Options Contracts (Premiums Received $42,686)						(15,265)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,663,769	$—	$—	$2,663,769
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(435)	$—	$—	$(435)
Options Written (a)
Call Options Written	(2,854)	—	—	(2,854)
Put Options Written	(12,411)	—	—	(12,411)
Total Depreciation in Other Financial Instruments	$(15,700)	$—	$—	$(15,700)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$110,720	$65,091	$(4)	$4	$45,629	45,624	$65	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	8,453	8,040	—	—	413	413	5	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	—	449,027	410,454	—	—	38,573	38,573	498	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	21,549	298,602	320,151	—	—	—	—	423	—
Total	$21,549	$866,802	$803,736	$(4)	$4	$84,615		$991	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.